Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Percentage of senior convertible notes	8.25%	8.25%
Common Stock [Member]
Percentage of senior convertible notes	8.25%	8.25%
Additional Paid-in Capital [Member]
Percentage of senior convertible notes	8.25%	8.25%